Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2019	2020
	RMB	RMB

Revenue sharing fees	353,638	779,167
Salaries and welfare	630,730	732,213
Marketing and promotion expenses	625,150	621,571
Value added taxes and other taxes payable	344,387	575,592
Bandwidth costs	203,536	195,652
Payables to merchants	106,814	45,570
Other payable of shares repurchase	—	37,033
Deposits from third parties	9,330	13,974
Other payable to content providers	13,614	10,894
Others	133,389	149,319

Total	2,420,588	3,160,985